UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BRC Investment Management LLC
Address:  8400 East Prentice Avenue, Suite 1401
          Greenwood Village, CO 80111

13F File Number: 028-11434

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  Mark F. Jaeger
Title: Managing Member
Phone: 303-414-1100

Signature,                Place,                         and Date of Signing

Mark F. Jaeger            Greenwood Village, CO          October 27, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:               51

Form13F Information Table Value Total:          $137,475
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     NONE




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FORM 13F INFORMATION TABLE

                              Title of             Value    Shares/   SH/ Put/ Investment   Other      Voting Authority
Name of Issuer                  Class    Cusip   (x$1000) Prn Amount  PRN Call Discretion Managers     Sole    Shared None
ABITIBI-CONSOLIDATED             COM   003924107        60      14700 SH          Sole                    14700
ALCON, INC.                      COM   H01301102       214       1675 SH          Sole                     1675
ALLEGHENY ENERGY                 COM   017361106      4581     149114 SH          Sole                   149114
ALLEGHENY TECHNOLOGIES COM       COM   01741R102       321      10365 SH          Sole                    10365
APPLE COMPUTERS                  COM   037833100      5402     100774 SH          Sole                   100774
ARCHER DANIELS                   COM   039483102      4033     163525 SH          Sole                   163525
BAUSCH & LOMB                    COM   071707103      3837      47554 SH          Sole                    47554
BEAR STEARNS                     COM   073902108      4039      36804 SH          Sole                    36804
BLACK & DECKER CORP              COM   091797100      3789      46161 SH          Sole                    46161
BROADCOM CORPORATION             COM   111320107       316       6725 SH          Sole                     6725
BROCADE COMMUNICATIONS           COM   111621108        49      11900 SH          Sole                    11900
BURLINGTON NSF CP                COM   12189T104      4142      69266 SH          Sole                    69266
CIT GROUP INC                    COM   125581108      3755      83121 SH          Sole                    83121
CMS ENERGY CORPORATION           COM   125896100      4515     274444 SH          Sole                   274444
COMVERSE TECHNOLOGY              COM   205862402      3949     150305 SH          Sole                   150305
CONOCOPHILLIPS                   COM   20825C104      4122      58965 SH          Sole                    58965
DANAHER CORP                     COM   235851102      3676      68293 SH          Sole                    68293
EDISON INTL                      COM   281020107       289       6110 SH          Sole                     6110
EQUIFAX INC                      COM   294429105       300       8595 SH          Sole                     8595
FORTUNE BRANDS INC               COM   349631101      3454      42463 SH          Sole                    42463
FRANKLIN RES                     COM   354613101       275       3270 SH          Sole                     3270
GENERAL DYNAMICS CORP            COM   369550108      4157      34776 SH          Sole                    34776
GENZYME CORP                     COM   372917104      4255      59400 SH          Sole                    59400
HARTFORD FINL SVCS               COM   416515104       214       2768 SH          Sole                     2768
INGERSOLL-RAND COMPANY LTD       COM   G4776G101      3721      97325 SH          Sole                    97325
ITT INDUSTRIES                   COM   450911102       232       2045 SH          Sole                     2045
J. C. PENNEY CO., INC.           COM   708160106      3558      75029 SH          Sole                    75029
LEHMAN BROS HLDGS                COM   524908100      4750      40779 SH          Sole                    40779
LIZ CLAIBORNE                    COM   539320101      3743      95188 SH          Sole                    95188
MARVELL TECHNOLOGY GROUP LTD     COM   G5876H105      4050      87834 SH          Sole                    87834
MCGRAW HILL                      COM   580645109      4021      83692 SH          Sole                    83692
MOTOROLA                         COM   620076109      4391     199309 SH          Sole                   199309
NATIONAL CITY CORP               COM   635405103       238       7105 SH          Sole                     7105
NIKE                             COM   654106103       264       3235 SH          Sole                     3235
NORDSTROM                        COM   655664100      3983     116042 SH          Sole                   116042
PACCAR                           COM   693718108      3037      44733 SH          Sole                    44733
PAYCHEX INC                      COM   704326107      4005     107993 SH          Sole                   107993
PHELPS DODGE                     COM   717265102       358       2755 SH          Sole                     2755
PROGRESSIVE CORP                 COM   743315103      3865      36895 SH          Sole                    36895
PRUDENTIAL FINANCIAL             COM   744320102      3816      56486 SH          Sole                    56486
ROWAN COS INC                    COM   779382100      4544     128035 SH          Sole                   128035
RR DONNELLEY & SONS CO           COM   257867101       283       7640 SH          Sole                     7640
SCHERING PLOUGH                  COM   806605101       286      13605 SH          Sole                    13605
SIGMA-ALDRICH CORP               COM   826552101      3925      61269 SH          Sole                    61269
SOLECTRON CORP                   COM   834182107        59      15000 SH          Sole                    15000
STARWOOD HOTELS & RESORTS        COM   85590A203      3801      66494 SH          Sole                    66494
SUNOCO INC                       COM   86764P109       258       3295 SH          Sole                     3295
TARGET CORP                      COM   87612E106      3683      70925 SH          Sole                    70925
TELLABS INC                      COM   879664100       266      25280 SH          Sole                    25280
TEXAS INSTRS                     COM   882508104      4356     128496 SH          Sole                   128496
UNITED HEALTHCARE CORP           COM   91324P102      4238      75409 SH          Sole                    75409
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